UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2000

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Newgate LLP
Address:  80 Field Point Road
          Greenwich, CT 06830

Form 13F File Number:  28-4822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonia Rosenbaum
Title:    Managing Partner
Phone:    203-661-0700

Signature, Place, and Date of Signing:

     /s/ Sonia Rosenbaum            Greenwich, CT             10/24/2000
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           72

Form 13F Information Table Value Total:  $   291,262
                                         -----------
                                         (thousands)

List of Other Included Managers:

     NONE

        ITEM 1:                      ITEM 2:      ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:    ITEM 7:         ITEM 8:
-------------------------------  -------------- ---------   -----------    ---------   ---------- ---------   ---------------------
    NAME OF ISSUER               TITLE OF CLASS    CUSIP        FAIR       SHARES OR   INVESTMENT  MANAGERS     VOTING AUTHORITY
                                                  NUMBER       MARKET      PRINCIPAL   DISCRETION             ------ ------- ------
                                                               VALUE        AMOUNT     ----------              (A)    (B)    (C)
                                                                                                               SOLE  SHARED  NONE
-------------------------------  -------------- ---------   ------------   ---------   ---------- ---------   ------ ------- ------
Argentina Fund                       COM        040112104     1,862,295       180,630        N          X         180,630
Senior High Income                   COM        81721E107     2,438,691       382,240        N          X         382,240
Anglogold Limited                    SP ADR     035128206    12,664,739       689,050        N          X         689,050
Alliance World Dollar Govt           COM        01879R106     4,153,195       458,410        N          X         458,410
Blackrock Invest Qual Term           COM        09247J102       689,130        85,500        N          X          85,500
American Strategic Income            COM        030099105       151,720        13,193        N          X          13,193
Compania de Minas Buenaven           SP ADR     204448104     2,167,401       153,390        N          X         153,390
Electrobras Centrais Elect           SP ADR     15234Q108     6,037,478       594,240        N          X         594,240
Chile Fund                           COM        168834109     1,524,832       165,923        N          X         165,923
Debt Strategies                      COM        242768109     2,201,780       363,330        N          X         363,330
Debt Strategies Fund II              COM        242901106       600,373        82,810        N          X          82,810
Copel                                SP ADR     20441B407     4,455,629       501,760        N          X         501,760
Emerging Markets Infrastru           COM        290921105       104,370        10,500        N          X          10,500
Embratel Participacoes               SP ADR     29081N100     4,078,325       220,450        N          X         220,450
Empresa Nacional de Electr           SP ADR     29244T101     4,982,230       452,930        N          X         452,930
iShares MSCI Mexico                  COM        464286822    14,842,605       977,130        N          X         977,130
First Australia Prime Inco           COM        318653102     8,165,220     1,944,100        N          X       1,944,100
Templeton Global Income              COM        880198106    13,821,960     2,303,660        N          X       2,303,660
MSDW Government Income Tru           SH BEN     61745P106     1,655,445       200,660        N          X         200,660
Huaneng Power Internationa           SP ADR     443304100    15,746,944       984,184        N          X         984,184
Hyperion Total Return & In           COM        449145101     2,980,395       361,260        N          X         361,260
India Fund                           COM        454089103     5,989,794       493,800        N          X         493,800
Morgan Stanley India                 COM        61745C105     7,400,421       712,950        N          X         712,950
Persero PT Indonesian Sate           SP ADR     715680104     4,103,280       512,910        N          X         512,910
Korea Electric Power                 SP ADR     500631106     9,192,542       703,870        N          X         703,870
Kemper Multimarket Income            SH BEN     48842B106       890,271       103,160        N          X         103,160
Korea Telecom Corporation            SP ADR     50063P103     8,259,192       245,590        N          X         245,590
Latin America Investment F           COM        518279104       878,813        59,060        N          X          59,060
Lukoil Holding                       SP ADR     677862104     5,068,224        87,990        N          X          87,990
MFS Govt Markets Income Tr           SH BEN     552939100     1,870,140       305,080        N          X         305,080
Managed High Income                  COM        56166C105       372,106        42,820        N          X          42,820
MFS Intermediate Income              SH BEN     55273C107     4,955,410       776,710        N          X         776,710
MFS Multimarket Income Tru           SH BEN     552737108       695,199       112,310        N          X         112,310
MuniYield Quality II                 COM        62630T104     2,895,750       243,750        N          X         243,750
MuniYield Quality                    COM        626302103     6,170,728       491,300        N          X         491,300
MSDW Emerging Market Debt            COM        61744H105       715,284        97,850        N          X          97,850
Magyar Tavkozlesi                    SP ADR     559776109     3,008,612       127,700        N          X         127,700
Munivest Fund                        COM        626295109     5,043,730       615,840        N          X         615,840
Munivest Fund II                     COM        62629P105     5,394,114       454,050        N          X         454,050
Mexico Fund                          COM        592835102     7,294,943       463,171        N          X         463,171
MuniYield Fund                       COM        626299101     1,469,608       114,100        N          X         114,100
MuniYield Insured                    COM        62630E107     2,007,850       154,450        N          X         154,450
Nuveen Insured Muni Opport           COM        670984103     2,468,209       188,990        N          X         188,990
Nuveen Premium Income Muni           COM        67063W102     4,549,149       333,760        N          X         333,760
Nuveen Insured Premium 2             COM        6706D8104     1,776,304       156,090        N          X         156,090
Nuveen Investment Quality            COM        67062E103       134,518        10,300        N          X          10,300
Nuveen Select Quality Muni           COM        670973106     2,018,195       151,630        N          X         151,630
Hellenic Telecommunication           SP ADR     423325307     6,174,560       667,520        N          X         667,520
Perez Companc                        SP ADR     693200107        76,003         4,640        N          X           4,640
Petroleo Brasileiro                  SP ADR     71654V101     8,029,627       280,560        N          X         280,560
Philippine Long Distance             SP ADR     718252604     7,533,945       439,810        N          X         439,810
MSDW Municipal Premium Inc           COM        61745P429     1,548,529       183,475        N          X         183,475
Putnam Master Intermediate           SH BEN     746909100     4,444,051       690,070        N          X         690,070
Pohang Iron & Steel Compan           SP ADR     730450103     6,888,070       369,730        N          X         369,730
Putnam Master Income Trust           SH BEN     74683K104       898,601       134,320        N          X         134,320
PetroChina Company                   SP ADR     71646E100     6,963,850       352,600        N          X         352,600
RCM Strategic Global                 COM        74936A101       936,880        98,000        N          X          98,000
ROC Taiwan Fund                      SH BEN     749651105     4,381,715       674,110        N          X         674,110
South African Breweries pl           SP ADR     836220103     2,462,310       363,709        N          X         363,709
Strategic Global Income              COM        862719101     1,555,395       145,500        N          X         145,500
Shandong Huaneng Power               SP ADR     819419102     6,172,962       810,100        N          X         810,100
ACM Government Spectrum              COM        000917104     6,782,291     1,119,190        N          X       1,119,190
Southern Africa Fund                 COM        842157109       220,610        16,802        N          X          16,802
Sappi Limited                        SP ADR     803069202     4,272,476       584,470        N          X         584,470
StarMedia Network                    ADR        855546107     1,290,750       172,100        N          X         172,100
Templeton Emerging Mkts In           COM        880192109       296,404        29,260        N          X          29,260
Templeton Global Govt Inco           SH BEN     879929107     2,364,878       415,620        N          X         415,620
Telekomunikasi Indonesia             SP ADR     715684106     7,765,975     1,242,556        N          X       1,242,556
TCW/DW Term Trust 2003               SH BEN     87234U108     1,500,800       160,000        N          X         160,000
Taiwan Fund                          COM        874036106     4,067,185       281,661        N          X         281,661
Van Kampen Senior Income T           COM        920961109     1,517,084       173,381        N          X         173,381
China Southern Airlines              SP ADR     169409109     3,170,070       214,920        N          X         214,920